United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Academy Capital Management
Address:  500 N. Valley Mills Suite 200
	  Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Robert Stovall
Title:	Operation Manager - CCO
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on August 14, 2012

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	40

Form 13F Information Table Value Total:	$340,127,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

Abbott Laboratories    com   002824100       12,779  198,209 SH          sole                 198,209       0       0
Allstate Corp          com   020002101        5,609  159,835 SH          sole                 159,835       0       0
Apollo Group Inc       com   037604105       17,344  479,261 SH          sole                 479,261       0       0
Becton Dickinson & Co  com   075887109       10,048  134,418 SH          sole                 134,418       0       0
Citigroup Inc          com   172967424       23,962  874,191 SH          sole                 874,191       0       0
Coca-Cola Co.          com   191216100          278    3,553 SH          sole                   3,553       0       0
Colgate Palmolive Co   com   194162103          566    5,440 SH          sole                   5,440       0       0
Comcast Corp           com   20030n200       18,326  583,627 SH          sole                 583,627       0       0
Conocophillips         com   20825c104        4,010   71,760 SH          sole                  71,760       0       0
Dell Computer          com   24702r101        5,330  426,075 SH          sole                 426,075       0       0
Denbury Resources Inc  com   247916208          193   12,800 SH          sole                  12,800       0       0
Exxon Mobil Corp       com   30231G102        2,189   25,582 SH          sole                  25,582       0       0
General Electric Co.   com   369604103          213   10,201 SH          sole                  10,201       0       0
Google Inc Cl A        com   38259p508       11,923   20,555 SH          sole                  20,555       0       0
Green Energy Resource  com   39303p106            0   33,518 SH          sole                  33,518       0       0
Health Discovery Corp  com   42218r100          1061,175,693 SH          sole               1,175,693       0       0
Intel Corp             com   458140100       20,553  771,216 SH          sole                 771,216       0       0
ITT Educational Svcs   com   45068b109       18,196  299,517 SH          sole                 299,517       0       0
Johnson & Johnson      com   478160104       16,387  242,557 SH          sole                 242,557       0       0
Legg Mason Inc         com   524901105       11,559  438,333 SH          sole                 438,333       0       0
Masco                  com   574599106        3,001  216,350 SH          sole                 216,350       0       0
McCormick & Co         com   579780206        6,612  109,023 SH          sole                 109,023       0       0
McGraw-Hill Co.        com   580645109       10,482  232,937 SH          sole                 232,937       0       0
Medtronic Inc          com   585055106       17,137  442,472 SH          sole                 442,472       0       0
Merck & Company        com   58933Y105        6,566  157,272 SH          sole                 157,272       0       0
Microsoft Corp         com   594918104       19,188  627,257 SH          sole                 627,257       0       0
Nestle Sa              com   641069406       12,023  201,230 SH          sole                 201,230       0       0
Omnicom Group          com   681919106        5,435  111,835 SH          sole                 111,835       0       0
Pepsico Inc            com   713448108       17,749  251,186 SH          sole                 251,186       0       0
Philip Morris          com   718172109        6,984   80,040 SH          sole                  80,040       0       0
Phillips 66            com   718546104        1,193   35,876 SH          sole                  35,876       0       0
Power 3 Medical        com   73936a103            0  270,000 SH          sole                 270,000       0       0
Primerica Inc.         com   74164m108        1,506   56,324 SH          sole                  56,324       0       0
Proctor & Gamble       com   742718109       15,494  252,964 SH          sole                 252,964       0       0
Provectus Pharmaceuti  com   74373f100           17   20,000 SH          sole                  20,000       0       0
Schlumberger Ltd Com   com   806857108        5,379   82,861 SH          sole                  82,861       0       0
Sysco Corp.            com   871829107        2,136   71,659 SH          sole                  71,659       0       0
Total Sa-Spon Adr            89151e109        4,964  110,435 SH          sole                 110,435       0       0
Travelers Cos Inc            89417E109        3,040   47,616 SH          sole                  47,616       0       0
Wal-Mart Stores              931142103       21,653  310,567 SH          sole                 310,567       0       0